SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands		6 Months Ended				12 Months Ended
	Oct. 26, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥) RentalContract RentalUnit	Mar. 31, 2023 USD ($) RentalContract	Mar. 31, 2022 CNY (¥) RentalUnit	Mar. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 USD ($) RentalUnit
Accumulated deficits		¥ 3,601,992,000				¥ 3,558,667,000	$ 524,492
Net Cash Provided by (Used in) Operating Activities		(25,478,000)	$ (3,713)	¥ (27,545,000)
Working capital		848,038,000				597,242,000
Maximum amount of offering	¥ 300,000,000
Impairment loss		10,474,000	$ 1,525	100,156,000
Property and equipment, net		342,000				500,000	$ 50
Property and equipment, accumulated depreciation		¥ 2,849,000				¥ 2,691,000
Lease Option to Extend		The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Fixed rent, lock in period		3 years	3 years
Annual, non-compounding increase for the rest of the lease period		5.00%	5.00%
Tax benefit likely of being realized up on settlement percentage		0.00%					0.00%
Significant unrecognized uncertain tax positions		¥ 0		0
Operating lease, Right of use assets		417,556,000					$ 60,801
Operating lease liabilities		¥ 417,556,000
Number of available rental units decreased percentage		48.50%					48.50%
Total operating costs and expenses		¥ 242,357,000	$ 35,291	553,262,000
Net loss		(43,325,000)	(6,309)	(243,224,000)
Loss from operations		(42,687,000)	$ (6,216)	¥ (189,048,000)
Impairment of right-of-use lease assets		¥ 0
Fair Value, Inputs, Level 3 [Member] | Apartment Rental Contracts [Member]
Business combination revenue growth rate for valuation of trademarks acquired		0.00%	0.00%	0.00%	0.00%
Business combination discount rate for valuation of trademarks acquired		11.00%		11.00%			11.00%
Business combination increase of unit rental fee		0.00%	0.00%
Rental Contracts [Member]
Number of rental units contracted and available | RentalUnit		28,400		55,177			28,400
Loss from operations		¥ (42,700,000)		¥ (189,000,000)
Great Alliance Co living Limited And Affiliates [Member]
Number of Businesses Acquired | RentalContract		72,000	72,000
Variable Interest Entity
Net Cash Provided by (Used in) Operating Activities		¥ 1,000	$ 0	¥ (10,773,000)
Percentage of consolidated revenues		0.00%	0.00%	0.40%	0.40%
Percentage of consolidated assets		2.00%	2.00%			9.00%
Percentage of consolidated liabilities		7.00%	7.00%			12.00%
Net loss		¥ (221,000)	$ (32)	¥ (41,909,000)
Shanghai Qingke E-Commerce Co., Ltd. | Variable Interest Entity
Equity interest held		100.00%	100.00%
Maximum
Rent free period with landlords		2 months	2 months
Minimum
Rent free period with landlords		1 month	1 month
Tax benefit likely of being realized up on settlement percentage		50.00%					50.00%
COVID-19 [Member]
Operating costs and expenses decrease percentage		56.20%	56.20%
Total operating costs and expenses		¥ 242,400,000	$ 35,300	553,300,000	$ 87,300
Decrease in net loss percentange		82.20%	82.20%
Net loss		¥ 43,300,000	$ 6,300	¥ 243,200,000	$ 38,400